Accumulated Other Comprehensive Loss (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Accumulated other comprehensive loss, before tax, beginning balance	$ (4,540)	$ (4,618)	$ (3,922)
Income tax recovery (expense), beginning balance	1,068	1,135	1,073
Accumulated other comprehensive loss, net of tax, beginning balance	(3,472)	(3,483)	(2,849)
Other Comprehensive Income (Loss) Before Reclassifications [Abstract]
Foreign exchange gain (loss) on translation of net investment in foreign operations, before tax	(84)	(269)	(636)
Foreign exchange gain (loss) on translation of net investment in foreign operations, income tax recovery (expense)	0	0	0
Foreign exchange gain (loss) on translation of net investment in foreign operations, net of tax	(84)	(269)	(636)
Foreign exchange gain (loss) on translation of US dollar-denominated debt designated as a hedge of the net investment in foreign operations, before tax	32	187	380
Foreign exchange gain (loss) on translation of US dollar-denominated debt designated as a hedge of the net investment in foreign operations, income tax recovery (expense)	(2)	(24)	(52)
Foreign exchange gain (loss) on translation of US dollar-denominated debt designated as a hedge of the net investment in foreign operations, net of tax	30	163	328
Actuarial gain (loss) arising during the year, before tax	1,809	(82)	(600)
Actuarial gain (loss) arising during the year, income tax recovery (expense)	(475)	22	155
Actuarial gain (loss) arising during the year, net of tax	1,334	(60)	(445)
Amounts Reclassified from Accumulated Other Comprehensive Income (Loss) [Abstract]
Amortization of net actuarial loss, before tax	265	237	152
Amortization of net actuarial loss, income tax recovery (expense)	(69)	(64)	(39)
Amortization of net actuarial loss, net of tax	196	173	113
Amortization of prior service cost, before tax	(1)	3	3
Amortization of prior service cost, income tax recovery (expense)	0	(1)	(1)
Amortization of prior service cost, net of tax	(1)	2	2
Settlement loss arising during the year, before tax	2	2	5
Settlement loss arising during the year, income tax recovery (expense)	0	0	(1)
Settlement loss arising during the year, net of tax	2	2	4
Other comprehensive income (loss) before income taxes	2,023	78	(696)
Income tax recovery (expense)	(546)	(67)	62
Other comprehensive income (loss)	1,477	11	(634)
Accumulated other comprehensive loss, before tax, ending balance	(2,517)	(4,540)	(4,618)
Income tax recovery (expense), ending balance	522	1,068	1,135
Accumulated other comprehensive loss, net of tax, ending balance	(1,995)	(3,472)	(3,483)
Foreign currency translation adjustments [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Accumulated other comprehensive loss, before tax, beginning balance	(379)	(297)	(41)
Other Comprehensive Income (Loss) Before Reclassifications [Abstract]
Foreign exchange gain (loss) on translation of net investment in foreign operations, before tax	(84)	(269)	(636)
Foreign exchange gain (loss) on translation of US dollar-denominated debt designated as a hedge of the net investment in foreign operations, before tax	32	187	380
Amounts Reclassified from Accumulated Other Comprehensive Income (Loss) [Abstract]
Other comprehensive income (loss) before income taxes	(52)	(82)	(256)
Accumulated other comprehensive loss, before tax, ending balance	(431)	(379)	(297)
Pension and other postretirement benefit plans [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Accumulated other comprehensive loss, before tax, beginning balance	(4,161)	(4,321)	(3,881)
Other Comprehensive Income (Loss) Before Reclassifications [Abstract]
Actuarial gain (loss) arising during the year, before tax	1,809	(82)	(600)
Amounts Reclassified from Accumulated Other Comprehensive Income (Loss) [Abstract]
Amortization of net actuarial loss, before tax	265	237	152
Amortization of prior service cost, before tax	(1)	3	3
Settlement loss arising during the year, before tax	2	2	5
Other comprehensive income (loss) before income taxes	2,075	160	(440)
Accumulated other comprehensive loss, before tax, ending balance	$ (2,086)	$ (4,161)	$ (4,321)